Form N-1A Supplement	Oct. 31, 2024
Lord Abbett International Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	LORD ABBETT SECURITIES TRUST Lord Abbett International Opportunities Fund (the “Fund”) Supplement dated May 13, 2025 to the Summary Prospectus and Prospectus, each dated March 1, 2025, as supplemented